Cover Page	Sep. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	Curis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30347
Entity Tax Identification Number	04-3505116
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C - Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Entity Central Index Key	0001108205
Amendment Flag	false
Current Fiscal Year End Date	--12-31